Cash flows information - Major non-cash transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Acquisition-date fair value of total consideration transferred [abstract]
Issuance of ordinary shares for business combination (Note 5.1)	$ 52,102
Waiver of related party balances	$ 948	$ 47,106